CONSOLIDATED BALANCE SHEETS		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets
Cash		¥ 98,874,577	$ 13,802,361	¥ 109,991,674
Restricted cash		8,204	1,147	848,936
Short-term investments		3,600,000	500,000	88,091,794
Notes receivable		0		1,341,820
Accounts receivable, net		35,852,484	5,004,814	38,631,762
Inventories, net		1,344,588	187,697	1,128,912
Loans to third parties-short term		141,564,073	19,761,583	208,928,370
Purchase advances, net		14,619,556	2,040,811	5,156,550
Contract costs, net		53,547,408	7,474,930	48,335,817
Prepaid expenses		389,216	54,330	401,586
Deferred offering cost		2,529,724	400,000
Total Current Assets		356,157,898	49,717,727	506,485,249
Property and equipment, net		19,986,635	2,790,027	22,137,940
Construction in progress		12,000,900	1,675,261	219,132
Loans to third parties-long term		118,500,000	16,541,962
Operating lease right-of-use assets, net (including ¥1,769,840 and ¥696,851($97,277) from a related party as of June 30, 2024 and June 30, 2025, respectively)		18,975,692	2,648,904	23,547,193
Total Assets		525,621,125	73,373,881	552,389,514
Current liabilities
Short-term bank loans		11,582,336	1,616,832	12,425,959
Accounts payable		19,398,669	2,707,950	10,187,518
Contract liabilities		4,719,255	658,783	1,820,481
Accrued payroll and employees' welfare		3,212,227	448,410	3,237,164
Taxes payable		795,629	111,066	993,365
Short-term borrowings - related parties		10,017,250	1,398,354	10,002,875
Operating lease liabilities - current (including ¥1,775,114 and ¥355,601 ($49,640) from related parties as of June 30, 2024 and June 30, 2025, respectively)		1,761,231	245,858	3,741,247
Total Current Liabilities		60,568,863	8,455,088	47,477,363
Operating lease liabilities - non-current (including ¥335,976 and nil from related parties as of June 30, 2024 and June 30, 2025, respectively)		1,081,827	151,017	3,971,285
Long-term borrowings - related party		10,000,000	1,395,946	10,000,000
Warrant liability - non-current		688	96	6,969
Total Liabilities		71,651,378	10,002,147	61,455,617
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	[1]	692,569,747	96,679,009	681,476,717
Statutory reserve		4,148,929	579,168	4,148,929
Accumulated deficit		(262,900,639)	(36,699,514)	(220,312,085)
Accumulated other comprehensive income		33,493,895	4,675,567	37,136,649
Total Recon Technology, Ltd' equity		467,427,518	65,250,366	502,554,537
Non-controlling interests		(13,457,771)	(1,878,632)	(11,620,640)
Total shareholders' equity		453,969,747	63,371,734	490,933,897
Total Liabilities and Shareholders' Equity		525,621,125	73,373,881	552,389,514
Class A ordinary shares
Shareholders' Equity
Common stock value		101,548	14,176	99,634
Class B ordinary shares
Shareholders' Equity
Common stock value		14,038	1,960	4,693
Related Parties
Current assets
Other receivables, net		67,976	9,489	275,976
Operating lease right-of-use assets, net (including ¥1,769,840 and ¥696,851($97,277) from a related party as of June 30, 2024 and June 30, 2025, respectively)		696,851	97,277	1,769,840
Current liabilities
Other payables		2,927,377	408,646	2,299,069
Contract liabilities		4,719,255	658,783	1,820,481
Operating lease liabilities - current (including ¥1,775,114 and ¥355,601 ($49,640) from related parties as of June 30, 2024 and June 30, 2025, respectively)		355,601	49,640	1,775,114
Operating lease liabilities - non-current (including ¥335,976 and nil from related parties as of June 30, 2024 and June 30, 2025, respectively)		0		335,976
Third Parties
Current assets
Accounts receivable, net		35,852,484	5,004,814	38,631,762
Other receivables, net		3,760,881	524,999	3,352,052
Current liabilities
Other payables		¥ 6,154,889	$ 859,189	¥ 2,769,685

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.